Property, Equipment and Rou Assets, Net - Schedule of Property, Equipment and ROU Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	$ 2,320,100	$ 2,605,310	$ 1,648,747
Less: accumulated depreciation and amortization	(1,211,438)	(1,355,311)	(925,321)
Property, equipment and ROU assets, net	1,108,662	1,249,999	723,426
ROU Assets (leases) [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	1,891,009	2,135,811	1,167,436
Equipment [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	429,091	429,090	$ 440,902
Furnishings [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment		$ 40,409